Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 09, 2021 USD ($)	Feb. 22, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($) shares	Jan. 13, 2021 USD ($) D $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 26, 2021 shares
Subsequent Event [Line Items]
VWAP exceeded by company | $ / shares				$ 14.00
Number of trading days to calculate VWAPs | D				10
Number of consecutive trading days to calculate VWAPs | D				20
Change in fair value of earnout interests liability | $			$ (13,700)			$ 13,740	$ 2,338	$ 0
Number of shares called by warrants					11,442,389	11,442,389
Public Warrants
Subsequent Event [Line Items]
Number of shares called by warrants		11,500,000
Exercise price of warrants | $ / shares		$ 11.50			$ 11.50	$ 11.50
Total potential cash proceeds | $					$ 131,600
Subsequent event
Subsequent Event [Line Items]
VWAP exceeded by company | $ / shares				$ 14.00
Number of trading days to calculate VWAPs | D				10
Number of consecutive trading days to calculate VWAPs | D				20
Change in fair value of earnout interests liability | $				$ 13,700
Subsequent event | Public Warrants
Subsequent Event [Line Items]
Number of shares called by warrants					11,442,389	11,442,389
Exercise price of warrants | $ / shares					$ 11.50	$ 11.50
Subsequent event | Private Warrants
Subsequent Event [Line Items]
Number of shares called by warrants									2,571,808
Subsequent event | Officers and non-employee directors
Subsequent Event [Line Items]
Aggregate fair value of equity grants | $	$ 5,100
Class A Common Stock
Subsequent Event [Line Items]
Number of shares reclassed to equity			1,212,813	1,212,813
Stock Issued During Period, Shares, New Issues						14,014,197
Class A Common Stock | Subsequent event
Subsequent Event [Line Items]
Number of shares reclassed to equity			1,212,813	1,212,813
Number of shares called by warrants		11,500,000
Exercise price of warrants | $ / shares		$ 11.50
Class A Common Stock | Subsequent event | Public Warrants
Subsequent Event [Line Items]
Total potential cash proceeds | $		$ 131,600
Stock Issued During Period, Shares, New Issues					11,442,389
Class V common stock | Subsequent event
Subsequent Event [Line Items]
Number of shares reclassed to equity			15,000,000	15,000,000